Right of use assets and operating lease liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Right Of Use Assets And Operating Lease Liability
Schedule of Future Minimum Lease Payments

Information pertaining to lease amounts recognized in the unaudited interim consolidated financial statements is summarized as follows:

	Operating leases
	S$’000

Periods Ended June 30, 2025	$19
Less: Imputed interest	-	*
Present value of operating lease liabilities	19

Operating lease liabilities – current	$19

Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

	Years ended December 31,
	2023	2024
Years Ended December 31,	S$’000	S$’000

2024	38	-
2025	38	38
Total operating lease payment	76	38
Less: Imputed interest	(4)	(1)
Present value of operating lease liabilities	72	37

Operating lease liabilities – current	37	37
Operating lease liabilities – non-current	35	-